Description of business (Details Textual) - USD ($) $ in Millions					1 Months Ended				12 Months Ended
	Dec. 01, 2017	Jan. 03, 2017	Oct. 01, 2015	Aug. 12, 2014	Jan. 26, 2018	Oct. 05, 2017	Dec. 16, 2016	Apr. 28, 2014	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Condensed Financial Statements, Captions [Line Items]
Exercise Of Option, Additional Common Units							17.60
Maximum Offering Amount					$ 120.0
Subordinated units [Member]
Condensed Financial Statements, Captions [Line Items]
Exercise Of Option, Additional Common Units											0
Limited Partners Capital Account, Units Issued				13,156,060
Hoegh LNG Holdings Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest	49.00%	51.00%
Limited Partners Capital Account, Units Issued				2,116,060
Percentage of incentive distribution rights				100.00%
Percentage of Partnership Interest				58.00%
Hoegh LNG Partners LP [Member] | Series A Preferred Stock [Member]
Condensed Financial Statements, Captions [Line Items]
Limited Partners Capital Account, Units Issued						4,600,000
Proceeds from Issuance of Preferred Limited Partners Units						$ 110.9
Preferred Stock, Dividend Rate, Percentage					8.75%	8.75%
Hoegh LNG FRSU III Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest			100.00%
Hoegh LNG Colombia Holding Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest		51.00%									51.00%
Percentage of Partnership Interest		51.00%
Hoegh LNG FSRU IV Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Non Cancellable Lease Expiration Term										10 years
Lease Expiration Term										10 years
Lease Initial Term									20 years
Hoegh LNG FSRU IV Ltd [Member] | Maximum [Member]
Condensed Financial Statements, Captions [Line Items]
Lease Expiration Term										15 years
Hoegh LNG FSRU IV Ltd [Member] | Minimum [Member]
Condensed Financial Statements, Captions [Line Items]
Lease Expiration Term										10 years
Hoegh Grace entities [Member]
Condensed Financial Statements, Captions [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	49.00%
Non Cancellable Lease Expiration Term											10 years
IPO [Member]
Condensed Financial Statements, Captions [Line Items]
Exercise Of Option, Additional Common Units				1,440,000
Limited Partners Capital Account, Units Issued				11,040,000
Partners' Capital Account, Public Sale of Units Net of Offering Costs				$ 203.5
Subsidiaries [Member] | Hoegh LNG Holdings Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest								100.00%
Underwritten Public Offering [Member]
Condensed Financial Statements, Captions [Line Items]
Limited Partners Capital Account, Units Issued											6,588,389
Partners' Capital Account, Public Sale of Units Net of Offering Costs											$ 111.5